Stockholders' Equity (Details) - USD ($)																		1 Months Ended			3 Months Ended					9 Months Ended			12 Months Ended
		Sep. 05, 2024	Aug. 19, 2024	Aug. 01, 2024	Jul. 30, 2024	Jul. 26, 2024	Jul. 22, 2024	Jul. 12, 2024	Apr. 01, 2024	Feb. 14, 2024	Jan. 31, 2024	Jan. 29, 2024	Jul. 14, 2023	Jul. 13, 2023	Jul. 11, 2023	Jun. 30, 2022	Mar. 31, 2022	May 31, 2023	May 31, 2022	Mar. 31, 2022	Sep. 30, 2024		Mar. 31, 2024	[2]	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Sep. 04, 2024	Aug. 02, 2024	Jul. 24, 2024	Apr. 09, 2024	Feb. 01, 2024	Dec. 28, 2023	Jul. 31, 2023	Jul. 28, 2023	Jul. 25, 2023	Jul. 17, 2023	Mar. 31, 2023	Jan. 31, 2023	Jun. 01, 2022	May 05, 2022
Stockholders’ Equity [Line Items]
Common stock shares authorized																					150,000,000	[1]				150,000,000	[1]		150,000,000	[1]	150,000,000
Common stock par value (in Dollars per share)																					$ 0.0001	[1]				$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001
Common stock, shares issued	[1]																				1,861,914					1,861,914			484,187
Common stock, shares outstanding	[1]																				1,861,914					1,861,914			484,187
Reverse stock split					1:12																					1:12
Issued an additional shares			93,563
Restricted shares of common stock															3,336
Sale of stock price per share (in Dollars per share)										$ 4.5
Common stock upon conversion													142,270
Deferred compensation equity (in Dollars)																																													$ 245,000
Exercise price of warrants (in Dollars per share)										$ 0.12		$ 5.082						$ 5.83	$ 5.83		$ 0.12					$ 0.12						$ 1.379
Offering price per unit												110.00%		110.00%												110.00%			110.00%
Issuance and expires												5 years									5 years					5 years
Price per share (in Dollars per share)												$ 0.12																																$ 5
Pre funded warrant (in Dollars per share)												$ 0.12																	$ 0.375
Exercise of warrants										5				31,447				151,991	151,991		83,259					83,259
Pre-funded warrants																										12,489
Percentage of warrant units sold																										15.00%
Percentage of warrant underlying the pre funded units sold																										15.00%
Percentage of Pre funded warrant underlying the pre funded unit sold																										15.00%
Additional common share										5
Net proceeds (in Dollars)																										$ 1,900,000
Pre funded warrants											9,990															2,898,551			149,862
Agreed to return shares									10,000
Common stock aggregate offering price (in Dollars)								$ 1,253,603
Deferred Offering Costs (in Dollars)						$ 2,190,416	$ 1,774,640																								$ 68,629		$ 2,295,192	$ 1,890,705
ATM Offering				677,819
Gross proceeds (in Dollars)				$ 1,994,583
Common stock upon conversion																																							45,560
Shares converted																	92,362			214,934						6,661			79,926
IPO price percentage																					110.00%					110.00%
Exercise price (in Dollars per share)																										$ 69.96
Deducting placement agent fees (in Dollars)		$ 3,414,502																								$ 3,439,502
Exercise price (in Dollars per share)																										$ 0.001		$ 73.14
Warrants to purchase																					217,391					217,391
Cash proceeds (in Dollars)																												$ 1,131,771	$ 1,131,771
Non-tradeable warrants																												7,750
Aggregate cash proceeds (in Dollars)																										$ 9,990
Dividends percentage																										6.00%			6.00%
Dividends preferred stock (in Dollars)																										$ 573,046
Percentage of shares issued and outstanding																															61.00%
Net proceeds (in Dollars)																												$ 6,454,325	$ 6,454,325
Common stock upon conversion													214,934
Bridge warrants exercisable into common stock																		231,917	231,917
IPO price percentage																		110.00%	110.00%
Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																						15,371
Number of shares												1
Number of warrant exercisable												1
Exercise price of warrants (in Dollars per share)																					$ 0.12					$ 0.12
Pre funded warrant (in Dollars per share)																										$ 4.5
Exercise of warrants																					78,250					78,250			938,997
Pre funded warrants																										2,898,551
Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Pre funded warrant units												83,259
Warrant offering price (in Dollars per share)												$ 4.5
Number of shares												1
Number of warrant exercisable												1
Cash proceeds (in Dollars)																									$ 1,131,771
January 2024 Representative Warrants [Member]
Stockholders’ Equity [Line Items]
Prefunded warrants sold percentage																										6.00%
Bridge Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued														31,447
Pre funded warrant units																									2,621			2,621
Exercise of warrants																													31,447
Non Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																												$ 76.32
Non-Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise of warrants																													60,000
Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																									93,000
Exercise of warrants																													93,000												60,000
60P LLC [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)																																												$ 0.0001
60 Degrees Pharmaceuticals, Inc. [Member]
Stockholders’ Equity [Line Items]
Common stock shares authorized																													150,000,000
Common stock par value (in Dollars per share)																													$ 0.0001
January 2024 Offering [Member]
Stockholders’ Equity [Line Items]
Sale of stock price per share (in Dollars per share)												$ 4.62
Units issued												438,409
Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding					21,219,937
Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock, shares outstanding					1,768,337
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																													5,810,089						41,629	41,630				3,797
Common stock, shares outstanding																													5,810,089
Percentage of shares outstanding																															61.00%
Percentage of shares issued																															61.00%
Common stock upon conversion	[2]																								142,270
Shares of common stock															10,000
Converted preferred stock																																								45,560
Number of shares												1
Exercise of warrants																																			41,629	41,630
Purchase of common stock	[2]																				73,334				3,797
Shares converted						33,334	40,000
Shares of common stock	[2]																								15,371
IPO new shares																							438,414								37,067
Pre funded warrants																																2,898,551
Common Stock [Member] | Pre-Funded Warrant [Member]
Stockholders’ Equity [Line Items]
Number of shares												1
Common Stock [Member] | Non-Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Shares of common stock																																									60,000
Common Stock [Member] | Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Shares of common stock																																									93,000
Bridge Warrants [Member]
Stockholders’ Equity [Line Items]
Pre funded warrant units																																						2,621
Shares of common stock																										19,330
Non-tradeable warrants																												5,000
Non-Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Pre funded warrant units																																						5,000
Tradeable Warrants [Member]
Stockholders’ Equity [Line Items]
Pre funded warrant units																																						7,750
Agent Warrants [Member]
Stockholders’ Equity [Line Items]
Pre funded warrants																										217,391
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized																													1,000,000
Preferred stock shares, par value (in Dollars per share)																													$ 0.0001
Restricted Shares [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															40,000
Tyrone Miller [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										192,101	192,101
Geoffrey S. Dow [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										1,258,899	1,258,899
Vendors [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										1,443,000	1,443,000
BioIntelect [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued													29,245
Deferred compensation equity (in Dollars)													$ 155,000
Knight [Member]
Stockholders’ Equity [Line Items]
Common stock upon conversion																	1,108,337
Red Chip [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																					10,554
Deferred compensation equity (in Dollars)																																					$ 40,000
Vendors [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										120,253	120,253
Bridge Notes [Member]
Stockholders’ Equity [Line Items]
Shares of common stock													31,996
Xu Yu [Member]
Stockholders’ Equity [Line Items]
Shares of common stock													17,912
Knight Loan [Member]
Stockholders’ Equity [Line Items]
Shares of common stock													92,362
BioIntelect [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued													2,438
Deferred compensation equity (in Dollars)													$ 155,000
WallachBeth Capital LLC [Member]
Stockholders’ Equity [Line Items]
Price per share (in Dollars per share)																					$ 5.082					$ 5.082
Purchase of granted shares																										65,762
Purchased share price (in Dollars per share)																										$ 4.62
WallachBeth Capital LLC [Member] | Common Stock [Member] | January 2024 Representative Warrants [Member]
Stockholders’ Equity [Line Items]
Purchase of common stock																										31,300
HC Wainwright Co LLC [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																										$ 1.725
Board of Directors [Member] | Tyrone Miller [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										16,009	16,009
Board of Directors [Member] | Geoffrey S. Dow [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																																										104,910	104,910
Stephen Toovey [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															10,000
Restricted shares of common stock															834
Charles Allen [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock															834
Charles Allen [Member] | Restricted Shares [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															10,000
Paul Field [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock															834
Paul Field [Member] | Restricted Shares [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															10,000
Cheryl Xu [Member]
Stockholders’ Equity [Line Items]
Restricted shares of common stock															834
Cheryl Xu [Member] | Restricted Shares [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															10,000
Chief Executive Officer [Member]
Stockholders’ Equity [Line Items]
Price per share (in Dollars per share)																$ 5
Purchase price (in Dollars)																$ 185,335
Chief Executive Officer [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																37,067
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock shares authorized																					1,000,000					1,000,000			1,000,000		1,000,000
Preferred stock shares, par value (in Dollars per share)																					$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001
Designated shares																													80,965
Preferred stock shares outstanding																					76,480					76,480			78,803
Preferred stock shares issued																					76,480					76,480			78,803
Converted preferred stock																																								2,162
Common stock upon conversion						1,032	1,291
Shares converted																	80,965
Dividends percentage																										19.90%			19.90%
Dividends preferred stock (in Dollars)																										$ 352,332		$ 101,538
Common stock conversion price per share (in Dollars per share)																										$ 100
Description of conversion term																										The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, as adjusted for the 1:12 Reverse Stock Split after August 12, 2024, or $60 per share or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.			The “Conversion Price” is equal to the lesser of (a) the Liquidation Value, (b) the offering price per share of Common Stock in the Company’s IPO, or (c) the 10-day volume weighted average price per share of Common Stock, as reasonably determined by the Company.
Preferred stock converted shares (in Dollars per share)																	$ 80,965			$ 80,965									$ 100
Preferred stock dividend outstanding																													220,714
Series A Preferred Stock [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Converted preferred stock																																							2,162
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Purchase of common stock																					(2,323)				(2,162)
Series A Non-Voting Convertible Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Designated shares																					80,965					80,965
Bridge Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																												$ 69.96
Series A warrants [Member]
Stockholders’ Equity [Line Items]
Pre funded warrants																										2,898,551
Pre funded warrants																																2,898,551
Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Issuance and expires																					18 months					18 months
Pre funded warrants																										2,898,551
Pre funded warrants																																2,898,551
Series A and Series B Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																										$ 1.38
Preferred Class A [Member]
Stockholders’ Equity [Line Items]
Dividends preferred stock (in Dollars)																					$ 116,571				$ 101,538
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued															3,336
IPO [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)													$ 0.0001
Common stock, shares issued													117,925								25,335					25,335
Sale of stock price per share (in Dollars per share)													$ 63.6
Net proceeds (in Dollars)													$ 6,454,325
Shares of common stock													1,415,095
Deferred compensation equity (in Dollars)																																													$ 155,000
Exercise price of warrants (in Dollars per share)													$ 6.36
Price per share (in Dollars per share)													$ 5.3	$ 69.96
IPO new shares													117,925													12,669
Net proceeds (in Dollars)													$ 6,454,325																$ 7,000,000
Common stock upon conversion													383,908
Common stock outstanding percentage																	19.90%			19.90%
IPO price percentage																		90.00%	90.00%
IPO [Member] | Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price of warrants (in Dollars per share)																		$ 4.77	$ 4.77
IPO [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of stock price per share (in Dollars per share)													$ 5.3
IPO [Member] | Related Parties [Member]
Stockholders’ Equity [Line Items]
Bridge warrants exercisable into common stock																		79,926	79,926
IPO [Member] | Bridge Warrants [Member]
Stockholders’ Equity [Line Items]
Share issued																					6,661					6,661
Exercise price (in Dollars per share)																										$ 57.24
IPO [Member] | Bridge Warrants [Member] | Common Stock Warrant [Member]
Stockholders’ Equity [Line Items]
IPO price percentage																					90.00%					90.00%
IPO [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued													1,415,095
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Issued an additional shares																													212,265
Price per share (in Dollars per share)																					$ 63.36					$ 63.36			$ 5.28
Shares warrants											68,182
IPO new shares																										17,689

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.
[2]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.